Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
Net licensing revenue	$ 6,524,000	$ 3,540,000	$ 19,125,000	$ 11,546,000
Design and service fee revenue			1,455,000	1,619,000
Net e-commerce sales	67,000	0	127,000	0
Total revenues	6,591,000	3,540,000	20,707,000	13,165,000
Cost of goods sold	45,000	0	73,000	0
Gross profit	6,546,000	3,540,000	20,634,000	13,165,000
Operating expenses
Salaries, benefits and employment taxes	3,103,000	1,976,000	9,523,000	6,376,000
Other design and marketing costs	284,000	175,000	1,084,000	473,000
Other selling, general and administrative expenses	986,000	680,000	3,106,000	2,312,000
Stock-based compensation	1,013,000	1,565,000	5,151,000	4,810,000
Depreciation and amortization	262,000	224,000	935,000	873,000
Total operating expenses	5,648,000	4,620,000	19,799,000	14,844,000
Other expenses (income)
Loss on extinguishment of debt	611,000	0	0	1,351,000
Gain on reduction of contingent obligation			(600,000)	(5,122,000)
Total other expenses (income)			(600,000)	(3,771,000)
Operating income (loss)	287,000	(1,080,000)	1,435,000	2,092,000
Interest and finance expense
Interest expense - term debt	312,000	144,000	834,000	882,000
Other interest and finance charges	199,000	94,000	654,000	844,000
Total interest and finance expense	511,000	238,000	1,488,000	1,726,000
Loss from continuing operations before income taxes	(224,000)	(1,318,000)	(53,000)	366,000
Income tax benefit	(106,000)	(494,000)	(97,000)	(1,322,000)
Loss from continuing operations	(118,000)	(824,000)	44,000	1,688,000
Loss from discontinued operations, net	(213,000)	(131,000)	(1,076,000)	(156,000)
Net loss	$ (331,000)	$ (955,000)	$ (1,032,000)	$ 1,532,000
Basic and diluted loss per share:
Continuing operations	$ (0.01)	$ (0.08)
Discontinued operations, net	(0.01)	(0.01)
Net loss	$ (0.02)	$ (0.09)
Basic weighted average common shares outstanding	14,069,419	10,830,312
Basic income (loss) per share:
Continuing operations			$ 0.00	$ 0.18
Discontinued operations, net			(0.09)	(0.02)
Net income (loss)			$ (0.09)	$ 0.16
Basic weighted average common shares outstanding	14,069,419	10,830,312	11,698,880	9,193,101
Diluted income (loss) per share:
Continuing operations			$ 0.00	$ 0.18
Discontinued operations, net			(0.08)	(0.02)
Net income (loss)			$ (0.08)	$ 0.16
Diluted weighted average common shares outstanding	14,069,419	10,830,312	12,816,674	9,791,493